FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Interest Rate Swap
Derivative
Notional amount	$ 1,358,526	$ 1,131,700
Interest Rate Swap | Minimum
Derivative
Fixed Interest Rates	1.07%
Interest Rate Swap | Maximum
Derivative
Fixed Interest Rates	2.44%
Cross Currency Interest Rate Swap
Derivative
Notional amount	$ 17,300
Fixed Interest Rates	6.485%